7. OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
OPTIONS AND WARRANTS

NOTE 5: STOCK COMPENSATION

Compensation costs related to share-based payment transactions, including employee stock options, are recognized in the financial statements utilizing the straight line method for the cost of these awards.

The Company's results for the three month periods ended March 31, 2015 and 2014 include employee share-based compensation expense totaling $453,941 and $1,091,052, respectively. Such amounts have been included in the Condensed Consolidated Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the three months ended March 31, 2015 and 2014:

	Three Months Ended March 31,
	2015	2014
Employee stock-based compensation - option grants	$368,691	$14,791
Employee stock-based compensation - stock grants	-	-
Non-Employee stock-based compensation - option grants	82,250	920,261
Non-Employee stock-based compensation - stock grants	-	156,000
Non-Employee stock-based compensation-stock warrant	-	-

Total	$453,941	$1,091,052

The Company’s results for the years ended December 31, 2014 and 2013 include employee share-based compensation expense totaling $3,117,807 and $1,765,074, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the years ended December 31, 2014 and 2013:

	Years Ended December 31,
	2014	2013
Employee stock based compensation-option grants	$2,392,542	$258,511
Employee stock based compensation-stock grants	-	–
Non-Employee stock based compensation-option grants	213,265	347,138
Non-Employee stock based compensation-stock grants	-	1,048,091
Non-Employee stock based compensation-stock warrant	512,000	111,334
	$3,117,807	$1,765,074